UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        HANAWALT ASSOCIATES LLC
Address:     645 MADISON AVENUE, 6TH FLOOR
             NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        LAWRENCE S. PIDGEON
Title:       MEMBER - HANAWALT ASSOCIATES LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK         OCTOBER 27, 2011
     [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:            $364,587
                                                  (thousands)




List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AARON RENTS INC A CMN                      COM   002535300    41,597   1,647,421 SH            Sole              1,647,421
AMERICAN EXPRESS CO. CMN                   COM   025816109     1,026      22,840 SH            Sole                 22,840
ANIXTER INTERNATIONAL INC CMN              COM   035290105       415       8,750 SH            Sole                  8,750
BED BATH & BEYOND INC. CMN                 COM   075896100   104,329   1,820,438 SH            Sole              1,820,438
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  COM   084670108       214           2 SH            Sole                      2
CARMAX, INC. CMN                           COM   143130102       399      16,711 SH            Sole                 16,711
COMCAST CORPORATION CMN CLASS A VOTING     COM   20030N101     5,596     267,500 SH            Sole                267,500
CONOCOPHILLIPS CMN                         COM   20825C104     3,806      60,100 SH            Sole                 60,100
COSTCO WHOLESALE CORPORATION CMN           COM   22160K105    41,061     499,957 SH            Sole                499,957
THE HOME DEPOT, INC. CMN                   COM   437076102    45,338   1,379,300 SH            Sole              1,379,300
LOWES COMPANIES INC CMN                    COM   548661107    62,894   3,252,000 SH            Sole              3,252,000
MICROSOFT CORPORATION CMN                  COM   594918104     2,987     120,000 SH            Sole                120,000
SEARS HOLDINGS CORPORATION CMN             COM   812350106     2,014      35,019 SH            Sole                 35,019
U.S. BANCORP CMN                           COM   902973304    18,145     770,800 SH            Sole                770,800
WELLS FARGO & CO (NEW) CMN                 COM   949746101    34,766   1,441,383 SH            Sole              1,441,383

                                                             364,587